SUPPLEMENT DATED MAY 28, 2009
TO
PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE
ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For Policies with Investment Start Dates of December 31, 2008 and earlier, the Periodic Charges Other Than Fund Operating Expenses Table is deleted and replaced with the following:

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Maximum Charge: Minimum Charge: Representative Owner Charge[3]: (male, preferred, non-tobacco, Issue Age 55/female, preferred, non-tobacco, Issue Age 55,Policy Year 1)	At the beginning of each Policy Month	(per $1000 of Policy Net Amount at Risk) $1000.00[4] $0.01[4] $0.07
Mortality and Expense Risk Charge[5] Maximum Charge:	At the beginning of each Policy Month	(on the assets allocated to the Investment Options in the Variable Account) 0.60%
Monthly Expense Charge[6] Maximum Charge: Minimum Charge: Representative Owner Charge[3]: (Issue Age 55)	At the beginning of each Policy Month	(per $1000 of SFA) $4.20 $0.48 $1.68
Loan Interest[7]	At the end of each Policy Year	(as a % of Policy Debt) 4.0%
Flat Extra Charge Maximum Charge:	At the beginning of each Policy Month	(per $1000 of Total Net Amount at Risk) $20.00

For Policies with Investment Start Dates on and after January 1, 2009, the Periodic Charges Other Than Fund Operating Expenses Table is deleted and replaced with the following:

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Maximum Charge: Minimum Charge: Representative Owner Charge[3]: (male, preferred, non-tobacco, Issue Age 55/female, preferred, non-tobacco, Issue Age 55,Policy Year 1)	At the beginning of each Policy Month	(per $1000 of Policy Net Amount at Risk) $135.71[4] $0.01[4] $0.01
Mortality and Expense Risk Charge[5] Maximum Charge:	At the beginning of each Policy Month	(on the assets allocated to the Investment Options in the Variable Account) 0.60%

Monthly Expense Charge[6] Maximum Charge: Minimum Charge: Representative Owner Charge[3]: (Issue Age 55)	At the beginning of each Policy Month	(per $1000 of SFA) $4.20 $0.48 $1.68
Loan Interest[7]	At the end of each Policy Year	(as a % of Policy Debt) 4.0%
Flat Extra Charge Maximum Charge:	At the beginning of each Policy Month	(per $1000 of Total Net Amount at Risk) $20.00

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.